SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Summary of share-based compensation expenses

The following table presents the classification of the Group’s share-based compensation expenses:

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Facilitation and servicing	4,921	8,035	9,885
General and administrative	31,464	25,879	90,205
Research and development	6,823	10,557	25,689
Sales and marketing	11,145	14,651	32,159
Total	54,353	59,122	157,938

Summary of RSUs activities

The summary of the RSUs activities in 2025 is as follows:

	Number of RSUs (in ‘000s)	Weighted Average Grant-Date Fair Value
		RMB
Unvested at December 31, 2024	—	—
Granted	1,990	80.59
Vested	(1,960)	80.58
Forfeited	(30)	81.48
Unvested at December 31, 2025	—	—